Loans and advances to customers	12 Months Ended
Dec. 31, 2022
Loans And Advances To Customers [Abstract]
Loans and advances to customers	Loans and advances to customers
a) Detail
The detail, by classification, of Loans and advances to customers in the consolidated balance sheets is as follows:

EUR million
	2022	2021	2020
Financial assets held for trading	9,550	6,829	296
Non-trading financial assets mandatorily at fair value through profit or loss	868	537	552
Financial assets designated at fair value through profit or loss	5,774	10,289	24,121
Financial assets at fair value through other comprehensive income	8,215	7,663	9,267
Financial assets at amortized cost	1,011,597	947,364	881,963
Of which:
Impairment losses	(22,684)	(22,964)	(23,595)
	1,036,004	972,682	916,199
Loans and advances to customers disregarding impairment losses	1,058,688	995,646	939,794
Note 50 contains a detail of the residual maturity periods of 'Financial assets at amortized cost'.
Note 53 shows the Group’s total exposure, by geographical origin of the issuer.
There are no loans and advances to customers for material amounts without fixed maturity dates.
b) Breakdown
Following is a breakdown of the loans and advances granted to the Group's customers, which reflect the Group's exposure to credit risk in its main activity, without considering the balance of value adjustments for impairment, taking into account the type and situation of the transactions, the geographical area of their residence and the type of interest rate on the transactions:

EUR million
	2022	2021	2020
Loan type and status
Commercial credit	56,688	49,603	37,459
Secured loans	565,609	542,404	503,014
Reverse repurchase agreements	39,500	33,264	35,702
Other term loans	290,031	269,526	269,143
Finance leases	39,833	38,503	36,251
Receivable on demand	11,435	10,304	7,903
Credit cards receivables	22,704	20,397	19,507
Impaired assets	32,888	31,645	30,815
	1,058,688	995,646	939,794
Geographical area
Spain	212,804	216,741	215,330
European Union (excluding Spain)	202,958	190,032	192,988
United States and Puerto Rico	125,436	102,491	93,405
Other OECD countriesA	385,906	374,729	338,362
South America (non - OECD)	112,803	94,010	79,629
Rest of the world	18,781	17,643	20,080
	1,058,688	995,646	939,794
Interest rate formula
Fixed rate	642,537	593,645	550,883
Floating rate	416,151	402,001	388,911
	1,058,688	995,646	939,794
A.Includes, mainly, customers from the United Kingdom.
At 31 December 2022, 2021 and 2020 the Group had granted loans amounting to EUR 14,698 million, EUR 14,131 million and EUR 12,104 million to Spanish public sector agencies which had a rating at 31 December 2022 of A (ratings of A at 31 December 2021 and 31 December 2020), and EUR 12,467 million, EUR 10,263 million, and EUR 10,779 million to the public sector in other countries (at 31 December 2022, the breakdown of this amount by issuer rating was as follows: 3.6% AAA, 17% AA, 1% A, 70.8% BBB, 6.8% below BBB and 0.8% without rating).
Without considering the public administrations, the amount of the loans and advances at 31 December 2022, 2021 and 2020 amounts to EUR 1,031,523 million, EUR 916,911 million and EUR 942,249 million, of which, EUR 998,689 million, EUR 939,645 million and EUR 886,118 million are classified as performing, respectively.
Following is a detail, by activity, of the loans to customers at 31 December 2022, net of impairment losses:

EUR million
			Secured loans
			Net exposure		Loan to value ratioC
	Total	Without collateral	Of which property collateral	Of which other collateral	Less than or equal to 40%	More than 40% and less than or equal to 60%	More than 60% and less than or equal to 80%	More than 80% and less than or equal to 100%	More than 100%
Public sector	24,436	23,410	157	869	66	73	18	862	7
Other financial institutions (financial business activity)	83,091	28,950	5,223	48,918	4,172	2,677	739	45,934	619
Non-financial corporations and individual entrepreneurs (non-financial business activity) (broken down by purpose)	345,083	195,015	70,063	80,005	25,973	25,327	19,813	55,306	23,649
Of which:
Construction and property development	20,320	1,561	17,673	1,086	6,572	6,251	2,027	2,188	1,721
Civil engineering construction	2,959	1,895	149	915	59	109	139	715	42
Large companies	188,730	127,137	19,751	41,842	8,650	6,642	6,690	29,228	10,383
SMEs and individual entrepreneurs	133,074	64,422	32,490	36,162	10,692	12,325	10,957	23,175	11,503
Households – other (broken down by purpose)	562,078	105,335	368,242	88,501	104,249	126,361	127,779	64,685	33,669
Of which:
Residential	361,235	1,524	359,072	639	97,155	118,774	116,484	24,415	2,883
Consumer loans	182,097	100,686	2,118	79,293	3,436	5,183	8,294	34,501	29,997
Other purposes	18,746	3,125	7,052	8,569	3,658	2,404	3,001	5,769	789
TotalA	1,014,688	352,710	443,685	218,293	134,460	154,438	148,349	166,787	57,944
Memorandum item
Refinanced and restructured transactionsB	25,907	11,662	9,001	5,244	3,566	2,006	3,611	3,422	1,640
A.In addition, the Group has granted advances to customers amounting to EUR 21,316 million, bringing the total of loans and advances to EUR 1,036,004 million.
B.Includes the net balance of the impairment of the accumulated value or accumulated losses in the fair value due to credit risk.
C.The ratio is the carrying amount of the transactions at 31 December 2022 provided by the latest available appraisal value of the collateral.
Note 53 contains information relating to the forborne loan portfolio.

Following is the movement of the gross exposure broken down by impairment stage of loans and advances to customers recognised under "Financial assets at amortised cost" and “Financial assets at fair value through other comprehensive income” during 2022, 2021 and 2020:

2022
EUR million
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of year	878,700	67,584	31,287	977,571
Movements
Transfers
To stage 2 from stage 1	(31,811)	31,811		—
To stage 3 from stage 1A	(11,143)		11,143	—
To stage 3 from stage 2		(8,487)	8,487	—
To stage 1 from stage 2	18,907	(18,907)		—
To stage 2 from stage 3		3,250	(3,250)	—
To stage 1 from stage 3	456		(456)	—
Net changes on financial assets	86,459	(8,839)	(2,568)	75,052
Write-offs	—	—	(12,235)	(12,235)
Exchange differences and others	1,293	284	209	1,786
Balance at the end of the year	942,861	66,696	32,617	1,042,174

2021
EUR million
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of year	817,906	66,104	30,318	914,328
Movements
Transfers
To stage 2 from stage 1	(33,051)	33,051		—
To stage 3 from stage 1	(6,617)		6,617	—
To stage 3 from stage 2		(5,836)	5,836	—
To stage 1 from stage 2	17,796	(17,796)		—
To stage 2 from stage 3		1,865	(1,865)	—
To stage 1 from stage 3	271		(271)	—
Net changes on financial assets	62,629	(11,629)	(719)	50,281
Write-offs	—	—	(9,089)	(9,089)
Exchange differences and others	19,766	1,825	460	22,051
Balance at the end of the year	878,700	67,584	31,287	977,571

2020
EUR million
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of year	849,939	50,476	31,837	932,252
Movements
Transfers
To stage 2 from stage 1	(43,170)	43,170		—
To stage 3 from stage 1	(5,120)		5,120	—
To stage 3 from stage 2		(8,734)	8,734	—
To stage 1 from stage 2	13,459	(13,459)		—
To stage 2 from stage 3		1,831	(1,831)	—
To stage 1 from stage 3	578		(578)	—
Net changes on financial assets	53,555	(2,951)	(659)	49,945
Write-offs	—	—	(8,930)	(8,930)
Exchange differences and others	(51,335)	(4,229)	(3,375)	(58,939)
Balance at the end of the year	817,906	66,104	30,318	914,328
A.It includes the effect of the stage 3 definition alignment with the accounting default definition, mainly by Santander Consumer USA.
In addition, at 31 December 2022, the Group had EUR 322 million (EUR 420 million at 31 December 2021 and EUR 497 million at 31 December 2020) of exposure in assets purchased with impairment of which EUR 271 million still show signs of impairment, which correspond mainly to the business combinations carried out by the Group.

c) Impairment losses on loans and advances to customers at amortised cost and at fair value through other comprehensive income
The changes in the impairment losses on the assets making up the balances of financial assets at amortised cost and at fair value through other comprehensive income - Loans and advances - Customers:

EUR million
	2022	2021	2020
Amount at beginning of the year	22,964	23,595	22,242
Impairment losses charged to income for the year	11,676	8,762	13,385
Of which:
Impairment losses charged to profit or loss	19,879	18,240	20,909
Impairment losses reversed with a credit to profit or loss	(8,203)	(9,478)	(7,524)
Change of perimeter	—	—	(82)
Write-off of impaired balances against recorded impairment allowance	(12,235)	(9,089)	(8,930)
Exchange differences and other changes	279	(304)	(3,020)
Amount at end of the year	22,684	22,964	23,595
Which correspond to:
Impaired assets	13,931	13,550	13,658
Other assets	8,753	9,414	9,937
Of which:
Individually calculated	2,493	2,496	2,679
Collective calculated	20,191	20,468	20,916
In addition, provisions for debt securities amounting to EUR 16 million were recorded at 31 December 2022 (provisions amounting to EUR 28 million and EUR 79 million as of 31 December 2021 and 2020, respectively), written-off assets recoveries have been recorded in the year amounting to EUR 1,459 million at 31 December 2022 (EUR 1,383 million and EUR 1,221 million at 31 December 2021 and 2020, respectively).
EUR 630 million were recorded in the account for losses on renegotiation or contractual modification at 31 December 2022 (EUR 0 and EUR 139 million at 31 December 2021 and 2020, respectively) mainly due to the impact, on the one hand, of the Moratorium law approved in July 2022 in Poland, and, on the other hand, of the adjustment of the gross amount of mortgage loans denominated and indexed to foreign currencies in this same country (see note 25.e.).
With this, the impairment recorded in Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes: 'Financial assets at fair value through other comprehensive income' and 'Financial assets at amortised cost'; amounts EUR 10,863 million at 31 December 2022 (EUR 7,407 million and EUR 12,382 million at 31 December 2021 and 2020, respectively).
Following is the movement of the loan loss provision broken down by impairment stage of loans and advances to customers during 2022, 2021 and 2020:

2022
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	4,188	5,226	13,550	22,964
Transfers
To stage 2 from stage 1	(713)	3,046		2,333
To stage 3 from stage 1	(557)		4,586	4,029
To stage 3 from stage 2		(1,802)	3,182	1,380
To stage 1 from stage 2	215	(894)		(679)
To stage 2 from stage 3		400	(933)	(533)
To stage 1 from stage 3	9		(161)	(152)
Net changes of the exposure and modifications in the credit risk	414	(1,056)	5,940	5,298
Write-offs	—	—	(12,235)	(12,235)
FX and other movements	70	207	2	279
Loss allowance at the end of the year	3,626	5,127	13,931	22,684

2021
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	4,265	5,672	13,658	23,595
Transfers
To stage 2 from stage 1	(578)	2,968		2,390
To stage 3 from stage 1	(237)		2,209	1,972
To stage 3 from stage 2		(1,086)	2,474	1,388
To stage 1 from stage 2	254	(1,025)		(771)
To stage 2 from stage 3		216	(760)	(544)
To stage 1 from stage 3	8		(67)	(59)
Net changes of the exposure and modifications in the credit risk	617	(1,557)	5,326	4,386
Write-offs	—	—	(9,089)	(9,089)
FX and other movements	(141)	38	(201)	(304)
Loss allowance at the end of the year	4,188	5,226	13,550	22,964

2020
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	3,835	4,474	13,933	22,242
Transfers
To stage 2 from stage 1	(1,040)	2,880		1,840
To stage 3 from stage 1	(255)		2,386	2,131
To stage 3 from stage 2		(971)	2,066	1,095
To stage 1 from stage 2	294	(976)		(682)
To stage 2 from stage 3		303	(727)	(424)
To stage 1 from stage 3	53		(138)	(85)
Net changes of the exposure and modifications in the credit risk	1,966	535	7,009	9,510
Write-offs	—	—	(8,930)	(8,930)
FX and other movements	(588)	(573)	(1,941)	(3,102)
Loss allowance at the end of the year	4,265	5,672	13,658	23,595
d) Impaired assets and assets with unpaid past-due amounts
The detail of the changes in the balance of the financial assets classified as 'Financial assets Loans to customers' considered to be impaired due to credit risk is as follows:

EUR million
	2022	2021	2020
Balance at beginning of year	31,645	30,815	32,543
Net additions	13,060	9,390	10,577
Written-off assets	(12,235)	(9,089)	(8,930)
Changes in the scope of consolidation	—	—	(39)
Exchange differences and other	418	529	(3,336)
Balance at end of year	32,888	31,645	30,815
This amount, after deducting the related allowances, represents the Group’s best estimate of the discounted value of the flows that are expected to be recovered from the impaired assets.
At 31 December 2022, the Group’s written-off assets totalled EUR 43,675 million (EUR 40,585 million and EUR 39,087 million at 31 December 2021 and 2020, respectively).
Set forth below for each class of impaired asset are the gross amount, associated allowances and information relating to the collateral and/or other credit enhancements obtained at 31 December 2022:

EUR million
	Gross amount	Allowance recognised	Estimated collateral valueA
Without associated real collateral	14,066	7,684	—
With real estate collateral	10,909	2,889	7,848
With other collateral	7,913	3,358	3,998
Total	32,888	13,931	11,846
A.Including the estimated value of the collateral associated with each loan. Accordingly, any other cash flows that may be obtained, such as those arising from borrowers’ personal guarantees, are not included.
When classifying assets in the previous table, the main factors considered by the Group to determine whether an asset has become impaired are the existence of amounts past due —assets impaired due to arrears— or other circumstances may be arise which will not result in all contractual cash flow being recovered, such as a deterioration of the borrower’s financial situation, the worsening of its capacity to generate funds or difficulties experienced by it in accessing credit.
e) Transferred credits
'Loans and advances to customers' includes, inter alia, the securitised loans transferred to third parties on which the Group has retained the risks and rewards, albeit partially, and which therefore, in accordance with the applicable accounting standards, cannot be derecognised. This is mainly due to mortgage loans, loans to companies and consumer loans in which the group retains subordinate financing and/or grants some kind of credit enhancement to new holders.
Securitisation is used as a tool for the management of regulatory capital and as a means of diversifying the Group's liquidity sources.
The breakdown of securitized loans held on the balance sheet, according to the nature of the financial instrument in which they are originated, is shown below:

EUR million
	2022	2021	2020
Retained on the balance sheet	82,603	80,600	88,662
Of which
Securitised mortgage assets	16,265	19,523	30,145
Of which: UK assets	4,144	5,295	9,034
Other securitised assets	66,338	61,077	58,517
TotalA	82,603	80,600	88,662
A.Note 22 details the liabilities associated with these securitisation transactions.
At 31 December 2022, Grupo Santander had loans that had been fully derecognised and for which it retained servicing amounting to EUR 13,711 million (EUR 14,141 million and EUR 13,999 million at 31 December 2021 and 2020, respectively).